PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of property and equipment, net of accumulated depreciation

	2012	2011
Computer equipment	$176,500	$520,647
Office equipment	381,448	388,659
Equipment	0	378,147

	557,948	1,287,453
Accumulated depreciation and amortization	(391,562)	(426,089)

	$166,386	$861,364